Financial Instruments (Details) - Schedule of changes in financial assets and financial liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of changes in financial assets and financial liabilities [Line Items]
Warrants	$ 555	$ 42,692
Embedded derivative	82,108
Total warrants	82,623
Level 1 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of changes in financial assets and financial liabilities [Line Items]
Warrants	166	13,418
Embedded derivative
Total warrants	166
Level 2 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of changes in financial assets and financial liabilities [Line Items]
Warrants
Embedded derivative
Level 3 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of changes in financial assets and financial liabilities [Line Items]
Warrants	349	$ 29,274
Embedded derivative	82,108
Total warrants	$ 82,457